FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:


/s/ Douglas Troob
----------------------
(Signature)

White Plains, New York
----------------------
(City, State)

May 12, 2006
----------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $ 69,989 (thousands)

List of Other Included Managers:

(1)      Coast Asset Management, LP
(2)      Partners Group Alternative Strategies PCC Limited

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                                                             FORM 13F
                                       Name of Reporting Manager:        Troob Capital Advisors LLC     (SEC USE ONLY)
QTR ENDED: 3/31/06
                                       Name of Other Included Manager:  1=Coast Asset Management, LP
                                                                        2=Partners Group Alternative Strategies PCC Limited

Item 1:                      Item 2:          Item3:   Item 4:   Item 5:           Item 6:    Item 7:           Item 8:
Name of Issuer               Title of Class   CUSIP  Fair Market Shares or         Investment Other         Voting Authority
                                                       Value    Principal Sh/ Put/ Discretion Managers
                                                      (x $1000) Amount    Prn Call                    (a) Sole (b) Shared  (c) None

Abitibi-Consolidated Inc       COM            003924107    575   139,071  SH         SHARED      1                 139,071
AMR Corp                       COM            001765906    124       840  SH  PUT    SHARED      1                     840
Ball Corp                      COM            005849856    139       498  SH  PUT    SHARED      1                     498
BE Aerospace, Inc.             COM            073302101  5,024   200,012  SH         SHARED      1                 200,012
Constar Intl Inc New           COM            21036U107    223    67,116  SH         SHARED      1                  67,116
Crown Holdings Inc             COM            228368106  5,333   300,611  SH         SHARED      1                 300,611
Select Sector SPDR TR          SBI INT-ENERGY 81369Y506     21       523  SH  PUT    SHARED      1                     523
Gap Inc Del                    COM            364760908     33       597  SH  CALL   SHARED      1                     597
Grey Wolf Inc                  COM            397888108  3,166   425,550  SH         SHARED      1                 425,550
Ishares Trust                  Russell 2000   464287655    182     2,400  SH         SHARED      1                   2,400
Ishares Trust                  Russell 2000   464287955    191     1,091  SH  PUT    SHARED      1                   1,091
Lear Corp                      COM            521865955     46       214  SH  PUT    SHARED      1                     214
NationsHealth Inc              COM            63860C100    359    83,545  SH         SHARED      1                  83,545
NationsHealth Inc              W EXP 8/24/07  63860C118     77   119,100  SH         SHARED      1                 119,100
Outdoor Channel Holdings Inc.  COM NEW        690027206     48     4,750  SH         SHARED      1                   4,750
Paxar Corp                     COM            704227107  2,846   145,450  SH         SHARED      1                 145,450
Terra Inds  Inc.               COM            880915103  1,128   160,025  SH         SHARED      1                 160,025
UAL Corp                       COM NEW        902549807  3,415    85,521  SH         SHARED      1                  85,521
United Rentals Inc             COM            911363959      2        97  SH  PUT    SHARED      1                      97
United Rentals Inc             COM            911363109  4,000   115,945  SH         SHARED      1                 115,945
Walgreen Co                    COM            931422959    232     1,044  SH  CALL   SHARED      1                   1,044
Abitibi-Consolidated Inc       COM            003924107    529   127,900  SH         SHARED      2                 127,900
AMR Corp                       COM            001765906    120       815  SH  PUT    SHARED      2                     815
Ball Corp                      COM            005849856    178       637  SH  PUT    SHARED      2                     637
BE Aerospace, Inc.             COM            073302101  6,941   276,317  SH         SHARED      2                 276,317
Constar Intl Inc New           COM            21036U107    275    82,610  SH         SHARED      2                  82,610
Crown Holdings Inc             COM            228368106  6,701   377,750  SH         SHARED      2                 377,750
Dynegy Inc New                 CL A           26816Q101  1,943   404,850  SH         SHARED      2                 404,850
Select Sector SPDR TR          SBI INT-ENERGY 81369Y506     22       543  SH  PUT    SHARED      2                     543
Gap Inc Del                    COM            364760908     42       764  SH  CALL   SHARED      2                     764
Grey Wolf Inc                  COM            397888108  4,397   591,050  SH         SHARED      2                 591,050
Hythiam Inc                    COM            44919F104    292    31,750  SH         SHARED      2                  31,750
Ishares Trust                  Russell 2000   464287655    251     3,300  SH         SHARED      2                   3,300
Ishares Trust                  Russell 2000   464287955    244     1,392  SH  PUT    SHARED      2                   1,392
Lear Corp                      COM            521865955     58       272  SH  PUT    SHARED      2                     272
NationsHealth Inc              COM            63860C100    417    97,002  SH         SHARED      2                  97,002
NationsHealth Inc              W EXP 8/24/07  63860C118     77   117,700  SH         SHARED      2                 117,700
Outdoor Channel Holdings Inc.  COM NEW        690027206     62     6,100  SH         SHARED      2                   6,100
Owens-Illinois                 COM NEW        690768403  1,102    63,450  SH         SHARED      2                  63,450
Paxar Corp                     COM            704227107  3,405   174,000  SH         SHARED      2                 174,000
Terra Inds  Inc.               COM            880915103  1,439   204,100  SH         SHARED      2                 204,100
Time Warner  Inc               COM            887317905      9       134  SH  CALL   SHARED      2                     134
UAL Corp                       COM NEW        902549807  5,054   126,564  SH         SHARED      2                 126,564
United Rentals Inc             COM            911363959      2       123  SH  PUT    SHARED      2                     123
United Rentals Inc             COM            911363109  5,554   160,994  SH         SHARED      2                 160,994
Walgreen Co                    COM            931422959    296     1,332  SH  CALL   SHARED      2                   1,332
Weyerhaeuser Co                COM            962166104  3,415    47,150  SH         SHARED      2                  47,150


                                        Value Total:  69,989

                                        Entry Total:      47
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